Schedule of Accounts Receivable (Details)	12 Months Ended
Dec. 31, 2015 USD ($)
Summary Of Significant Accounting Policies Schedule Of Accounts Receivable 1	$ 8,209,245
Summary Of Significant Accounting Policies Schedule Of Accounts Receivable 2	11,270,917
Summary Of Significant Accounting Policies Schedule Of Accounts Receivable 3	(5,029,107)
Summary Of Significant Accounting Policies Schedule Of Accounts Receivable 4	(4,484,321)
Summary Of Significant Accounting Policies Schedule Of Accounts Receivable 5	3,180,138
Summary Of Significant Accounting Policies Schedule Of Accounts Receivable 6	$ 6,786,596